Simplify Volt TSLA Revolution ETF
Schedule of Investments
March 31,2026 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 49.5%
U.S. Treasury Bill, 3.66%, 5/19/2026 (a)(b) ...................................... $ 5,200,000 $ 5,174,832
U.S. Treasury Bill, 3.69%, 6/23/2026 (a)(b) ...................................... 1,700,000 1,685,988
U.S. Treasury Bill, 3.72%, 7/21/2026 (a)(b) ...................................... 1,600,000 1,582,228
Total U.S. Treasury Bills (Cost $8,443,128) .......................................... 8,443,048
Shares
Common Stocks – 24.2%
Consumer Discretionary – 24.2%
Tesla, Inc.*(b)
(Cost $4,383,379) ........................................................ 11,094 4,124,194
Number of
Contracts Notional Amount
Purchased Options – 1.7%
Puts – Exchange-Traded – 1.7%
S&P 500 Index, April Strike Price $5,900, Expires 4/17/26(c) ............. 8 4,720,000 10,800
S&P 500 Index, April Strike Price $6,000, Expires 4/17/26(c) ............. 17 10,200,000 30,855
S&P 500 Index, April Strike Price $6,200, Expires 4/17/26(c) ............. 31 19,220,000 113,770
S&P 500 Index, May Strike Price $6,000, Expires 5/15/26(c) ............. 22 13,200,000 132,660
288,085
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, April Strike Price $7,350, Expires 4/01/26 ............... 21 15,435,000 105
S&P 500 Index, April Strike Price $7,200, Expires 4/17/26 ............... 7 5,040,000 385
S&P 500 Index, April Strike Price $7,275, Expires 4/17/26 ............... 16 11,640,000 720
S&P 500 Index, April Strike Price $7,380, Expires 4/17/26 ............... 7 5,166,000 227
S&P 500 Index, June Strike Price $7,300, Expires 6/18/26 ............... 8 5,840,000 7,600
9,037
Total Purchased Options (Cost $536,741) ............................................. 297,122
Shares
Money Market Fund – 0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $90,101) ........................................................... 90,101 90,101
Total Investments – 75.9%
(Cost $13,453,349) ............................................................. $ 12,954,465
Other Assets in Excess of Liabilities – 24.1% ........................................... 4,119,506
Net Assets – 100.0% ............................................................. $ 17,073,971

Simplify Volt TSLA Revolution ETF
Schedule of Investments
(Continued)
March 31,2026 (Unaudited)
2
Number of
Contracts Notional Amount Value
Written Options – (0.6)%
Puts – Exchange-Traded – (0.6)%
S&P 500 Index, April Strike Price $5,600, Expires 4/17/26 ............... (39) $ (21,840,000) $ (27,885)
S&P 500 Index, May Strike Price $5,700, Expires 5/15/26 ............... (22) (12,540,000) (72,380)
(100,265)
Total Written Options (Premiums Received $189,217) .................................... $ (100,265)
† Less than 0.05%
* Non Income Producing
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $11,693,664 have been pledged as collateral for options and swaps as of March
31, 2026.
(c) Held in connection with Written Options.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.
At March 31, 2026, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
Tesla,Inc. 3/15/2027 4.43% (SOFR + 0.75%)(c) BOFA 13,521,280 $ (475,204)
$ (475,204)
(a)
The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)
There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)
Payments made quarterly.
Abbreviations:
BOFA : Bank of America
SOFR : Secured Overnight Financing Rate